Loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss Per Share Details [Abstract]
Loss attributed to shareholders	$ (13,445)	$ (10,825)
Basic weighted average number of shares (in 000s)	28,873	25,545
Basic and diluted loss per share	$ (0.47)	$ (0.42)